MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, NY 10036

July 13, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Morgan Stanley Institutional Fund Trust (the “Fund”)

File Nos. 002-89729; 811-03980

Post-Effective Amendment No. 107

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 107 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on May 17, 2012.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at (212) 296-6980 (tel) or  (212) 507-8589 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu